COMMITMENTS AND CONTINGENCIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 city	Dec. 31, 2010	Dec. 31, 2009
Future minimum rental payments required under operating leases
Outstanding mortgage loan commitments	$ 182,400,000	$ 212,500,000
Average rate (as a percent)	5.58%	5.94%
Administrative and marketing office space
Operating Leased Assets [Line Items]
Number of cities in which the company leases properties	20
Aggregate annualized rent	6,800,000	6,900,000	6,600,000
Future minimum rental payments required under operating leases
2012	9,337,000
2013	8,129,000
2014	6,544,000
2015	4,903,000
2016	3,185,000
Thereafter	994,000
Administrative and marketing office space | Minimum
Operating Leased Assets [Line Items]
Lease period (in years)	3
Administrative and marketing office space | Maximum
Operating Leased Assets [Line Items]
Lease period (in years)	10
Administrative and Marketing Office Space Birmingham excluding Home Office
Operating Leased Assets [Line Items]
Area leased in Birmingham (in square feet)	24,090
Building contiguous to home office
Future minimum rental payments required under operating leases
2012	737,000
2013	735,000
2014	75,070,000
Approximate price for which the company may purchase building at the end of lease term	$ 75,000,000